UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05150

Cornerstone Strategic Value Fund, Inc.

(Exact name of registrant as specified in charter)

350 Jericho Turnpike, Suite 206 Jericho, New York	11753
(Address of principal executive offices)	(Zip code)

Theresa M. Bridge

Ultimus Fund Solutions, LLC 350 Jericho Turnpike, Suite 206 Jericho, New York 11753

(Name and address of agent for service)

Registrant's telephone number, including area code: (513) 326-3597

Date of fiscal year end:	December 31, 2012

Date of reporting period:	June 30, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

Cornerstone Strategic
Value Fund, Inc.

Semi-Annual Report
June 30, 2012
(Unaudited)

CONTENTS

Portfolio Summary	1

Summary Schedule of Investments	2

Statement of Assets and Liabilities	5

Statement of Operations	6

Statement of Changes in Net Assets	7

Financial Highlights	8

Notes to Financial Statements	9

Results of Annual Meeting of Stockholders	14

Investment Management Agreement Approval Disclosure	15

Description of Dividend Reinvestment Plan	16

Proxy Voting and Portfolio Holdings Information	18

Privacy Policy Notice	19

Summary of General Information	22

Stockholder Information	22

Cornerstone Strategic Value Fund, Inc. Portfolio Summary – as of June 30, 2012 (unaudited)

SECTOR ALLOCATION

Sector	Percent of Net Assets
Closed-End Funds	47.3
Information Technology	10.1
Financials	7.0
Health Care	6.9
Energy	5.9
Consumer Staples	5.7
Consumer Discretionary	5.5
Industrials	5.5
Telecommunication Services	2.1
Utilities	1.9
Materials	1.7
Other	0.4

TOP TEN HOLDINGS, BY ISSUER

	Holding	Sector	Percent of Net Assets
1.	Apple, Inc.	Information Technology	5.3
2.	Eaton Vance Tax-Managed Global Diversified Equity Income Fund	Closed-End Funds	4.3
3.	Eaton Vance Tax-Managed Diversified Equity Income Fund	Closed-End Funds	3.9
4.	Eaton Vance Risk-Managed Diversified Equity Income Fund	Closed-End Funds	3.3
5.	Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund	Closed-End Funds	3.2
6.	Exxon Mobil Corporation	Energy	2.7
7.	BlackRock Global Opportunities Equity Trust	Closed-End Funds	2.4
8.	Clough Global Opportunities Fund	Closed-End Funds	2.3
9.	Microsoft Corporation	Information Technology	2.0
10.	Chevron Corporation	Energy	1.9

Cornerstone Strategic Value Fund, Inc. Summary Schedule of Investments – June 30, 2012 (unaudited)

Description	No. of Shares	Value
EQUITY SECURITIES – 99.45%
CLOSED-END FUNDS – 47.28%
CONVERTIBLE SECURITIES – 0.96%
Advent Claymore Global Convertible Securities and Income Fund II	114,032	$730,945
Other Convertible Securities (a)		105,728
		836,673
CORE – 0.99%
Total Core (a)		859,058

CORPORATE DEBT FUNDS INVESTMENT GRADE-RATED – 3.27%
Federated Enhanced Treasury Income Fund	47,044	679,315
Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	99,868	1,303,277
Western Asset/Claymore Inflation-Linked Securities & Income Fund	65,367	849,771
Other Corporate Debt Funds Investment Grade-Rated (a)		15,418
		2,847,781
DEVELOPED MARKET – 0.78%
Japan Smaller Capitalization Fund, Inc.	88,375	653,091
Other Developed Market (a)		28,350
		681,441
EMERGING MARKETS – 0.69%
Morgan Stanley India Investment Fund, Inc. *	34,687	537,995
Other Emerging Markets (a)		61,140
		599,135

Description	No. of Shares	Value
FLEXIBLE INCOME – 0.64%
Putnam Premier Income Trust	103,693	$554,758

GLOBAL – 5.60%
Alpine Total Dynamic Dividend Fund	143,228	597,261
Clough Global Opportunities Fund	189,110	2,032,933
Other Global (a)		2,248,332
		4,878,526
GLOBAL INCOME – 1.36%
Nuveen Multi-Currency Short-Term Government Income Fund	86,066	1,067,218
Other Global Income (a)		119,589
		1,186,807
INCOME & PREFERRED STOCK – 0.63%
Zweig Total Return Fund, Inc.	44,738	549,827

LOAN PARTICIPATION – 0.47%
Total Loan Participation (a)		411,454

OPTION ARBITRAGE/OPTIONS STRATEGIES – 28.73%
BlackRock Enhanced Capital & Income Fund, Inc.	69,048	883,814
BlackRock Enhanced Equity Dividend Trust	215,219	1,558,186
BlackRock Global Opportunities Equity Trust	154,382	2,045,562
BlackRock International Growth and Income Trust	163,013	1,160,653
Eaton Vance Enhanced Equity Income Fund	108,700	1,152,220

See accompanying notes to financial statements.

Cornerstone Strategic Value Fund, Inc. Summary Schedule of Investments – June 30, 2012 (unaudited) (continued)

Description	No. of Shares	Value
OPTION ARBITRAGE/OPTIONS STRATEGIES – (continued)
Eaton Vance Enhanced Equity Income Fund II	152,300	$1,617,426
Eaton Vance Risk-Managed Diversified Equity Income Fund	280,148	2,871,517
Eaton Vance Tax-Managed Buy-Write Income Fund	74,563	1,002,127
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	95,600	1,188,308
Eaton Vance Tax-Managed Diversified Equity Income Fund	371,208	3,366,857
Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund	263,175	2,758,074
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	455,011	3,776,591
Other Option Arbitrage/Options Strategies (a)		1,655,933
		25,037,268
PACIFIC EX JAPAN – 1.00%
Morgan Stanley China A Share Fund, Inc.	45,347	874,744

REAL ESTATE – 0.34%
Total Real Estate (a)		296,757

SECTOR EQUITY – 1.48%
ING Risk Managed Natural Resources Fund	65,307	726,214
Other Sector Equity (a)		558,906
		1,285,120
VALUE – 0.34%
Total Value (a)		295,140

TOTAL CLOSED-END FUNDS		41,194,489

Description	No. of Shares	Value
CONSUMER DISCRETIONARY – 5.49%
Comcast Corporation - Class A	20,655	$660,340
McDonald's Corporation	7,400	655,122
TJX Companies, Inc. (The)	14,000	601,020
Other Consumer Discretionary (a)		2,866,220
		4,782,702
CONSUMER STAPLES – 5.73%
Altria Group, Inc.	20,800	718,640
Coca-Cola Company (The)	13,500	1,055,565
Philip Morris International, Inc.	10,400	907,504
Wal-Mart Stores, Inc.	22,700	1,582,644
Other Consumer Staples (a)		724,894
		4,989,247
ENERGY – 5.86%
Chevron Corporation	15,732	1,659,726
Exxon Mobil Corporation	26,936	2,304,913
Other Energy (a)		1,144,021
		5,108,660
FINANCIALS – 6.96%
JPMorgan Chase & Co.	30,132	1,076,617
U.S. Bancorp	16,401	527,456
Wells Fargo & Company	44,800	1,498,112
Other Financials (a)		2,966,294
		6,068,479
HEALTH CARE – 6.87%
Abbott Laboratories	13,200	851,004
Amgen, Inc.	7,800	569,712
Biogen Idec, Inc. *	4,000	577,520
Bristol-Myers Squibb Company	19,000	683,050
Merck & Company, Inc.	22,267	929,647
UnitedHealth Group, Inc.	11,000	643,500
Other Health Care (a)		1,729,056
		5,983,489

See accompanying notes to financial statements.

Cornerstone Strategic Value Fund, Inc. Summary Schedule of Investments – June 30, 2012 (unaudited) (concluded)

Description	No. of Shares	Value
INDUSTRIALS – 5.47%
Deere & Company	6,500	$525,655
General Electric Company	35,000	729,400
Other Industrials (a)		3,511,161
		4,766,216
INFORMATION TECHNOLOGY – 10.14%
Apple, Inc. *	7,900	4,613,600
International Business Machines Corporation	8,100	1,584,198
Microsoft Corporation	55,800	1,706,922
Oracle Corporation	31,272	928,778
		8,833,498
MATERIALS – 1.66%
Total Materials (a)		1,443,500

REAL ESTATE INVESTMENT TRUST – 0.00% (b)
Total Real Estate Investment Trust (a)		2,179

TELECOMMUNICATION SERVICES – 2.04%
AT&T, Inc.	30,039	1,071,191
Verizon Communications, Inc.	16,000	711,040
		1,782,231
UTILITIES – 1.95%
Total Utilities (a)		1,698,018

TOTAL EQUITY SECURITIES
(cost - $74,914,114)		86,652,708

SHORT-TERM INVESTMENTS – 0.38%
MONEY MARKET FUNDS – 0.38%
Fidelity Institutional Money Market Government Portfolio - Class I (cost - $334,915)	334,915	334,915

TOTAL INVESTMENTS – 99.83%
(cost - $75,249,029)		86,987,623

Description	No. of Shares	Value
OTHER ASSETS IN EXCESS OF LIABILITIES – 0.17%		$148,342

NET ASSETS – 100.00%		$87,135,965

(a)	Represents issuers not identified as a top 50 holding in terms of market value and issues or issuers not exceeding 1% of net assets individually or in the aggregate, respectively, as of June 30, 2012.

(b)	Percentage rounds to less than 0.01%

*	Non-income producing security.

See accompanying notes to financial statements.

Cornerstone Strategic Value Fund, Inc. Statement of Assets and Liabilities – June 30, 2012 (unaudited)

ASSETS
Investments, at value (cost – $75,249,029)	$86,987,623
Cash	36,587
Receivables:
Investment sold	127,719
Dividends	123,727
Prepaid expenses	8,475
Total Assets	87,284,131

LIABILITIES
Payables:
Investment management fees (Note D)	68,597
Directors' fees	21,200
Administration fees (Note D)	7,002
Accounting fees (Note D)	3,506
Other accrued expenses	47,861
Total Liabilities	148,166

NET ASSETS (applicable to 14,548,728 common shares of beneficial interest)	$87,135,965

NET ASSET VALUE PER SHARE ($87,135,965 ÷ 14,548,728)	$5.99

NET ASSETS CONSISTS OF
Common stock, $0.001 par value; 14,548,728 shares issued and outstanding (100,000,000 shares authorized)	$14,549
Paid-in capital	75,961,042
Accumulated net realized loss on investments	(578,220)
Net unrealized appreciation in value of investments	11,738,594
Net assets applicable to shares outstanding	$87,135,965

See accompanying notes to financial statements.

Cornerstone Strategic Value Fund, Inc. Statement of Operations – for the Six Months Ended June 30, 2012 (unaudited)

INVESTMENT INCOME
Income:
Dividends from investments	$2,276,467

Expenses:
Investment management fees (Note D)	445,319
Administration fees (Note D)	44,531
Directors' fees	40,058
Accounting fees (Note D)	22,896
Legal and audit fees	21,511
Printing	19,324
Transfer agent fees	11,779
Custodian fees	8,060
Stock exchange listing fees	3,978
Insurance	3,516
Miscellaneous	1,746
Total Expenses	622,718
Net Investment Income	1,653,749

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from investments	3,047,476
Capital gain distributions from regulated investment companies	94,150
Net change in unrealized appreciation in value of investments	2,735,639
Net realized and unrealized gain on investments	5,877,265

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,531,014

See accompanying notes to financial statements.

Cornerstone Strategic Value Fund, Inc. Statement of Changes in Net Assets

	For the Six Months Ended June 30, 2012 (Unaudited)	For the Year Ended December 31, 2011

INCREASE IN NET ASSETS
Operations:
Net investment income	$1,653,749	$585,116
Net realized gain from investments	3,141,626	497,333
Net change in unrealized appreciation/ (depreciation) in value of investments	2,735,639	60,034

Net increase in net assets resulting from operations	7,531,014	1,142,483

Dividends and distributions to stockholders:
Net investment income	(1,653,749)	(1,082,449)
Return-of-capital	(7,954,954)	(12,048,205)

Total dividends and distributions to stockholders	(9,608,703)	(13,130,654)

Common stock transactions:
Proceeds from rights offering of 0 and 5,734,886 shares of newly issued common stock, respectively	—	34,925,455
Offering expenses associated with rights offering	—	(159,227)
Proceeds from 178,045 and 124,384 shares newly issued in reinvestment of dividends and distributions, respectively	1,102,895	1,067,013

Net increase in net assets from capital stock transactions	1,102,895	35,833,241

Total increase/(decrease) in net assets	(974,794)	23,845,070

NET ASSETS
Beginning of period	88,110,759	64,265,689
End of period	$87,135,965	$88,110,759

See accompanying notes to financial statements.

Cornerstone Strategic Value Fund, Inc. Financial Highlights
Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from information provided in the financial statements and market price data for the Fund’s shares.

	For the Six Months Ended June 30, 2012		For the Years Ended December 31,*
	(Unaudited)		2011	2010	2009	2008	2007
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$6.13		$7.55	$8.24	$8.71	$18.12	$21.28
Net investment income #	0.12		0.07	0.06	0.06	0.15	0.16
Net realized and unrealized gain/(loss) on investments	0.41		(0.04)	0.76	1.52	(5.55)	0.96
Net increase/(decrease) in net assets resulting from operations	0.53		0.03	0.82	1.58	(5.40)	1.12

Dividends and distributions to stockholders:
Net investment income	(0.12)		(0.13)	(0.07)	(0.06)	(0.15)	(0.16)
Net realized capital gains	—		—	—	—	—	(1.32)
Return-of-capital	(0.55)		(1.40)	(1.61)	(2.03)	(4.01)	(3.00)
Total dividends and distributions to stockholders	(0.67)		(1.53)	(1.68)	(2.09)	(4.16)	(4.48)

Capital stock transactions:
Anti-dilutive effect due to shares issued:
Rights offering	—		0.05	0.13	—	—	—
Reinvestment of dividends and distributions	0.00	+	0.03	0.04	0.04	0.15	0.20
Total anti-dilutive effect due to shares issued	—		0.08	0.17	0.04	0.15	0.20

Net asset value, end of period	$5.99		$6.13	$7.55	$8.24	$8.71	$18.12
Market value, end of period	$7.13		$6.59	$8.84	$11.61	$7.62	$20.20
Total investment return (a)	20.36%	(b)	(11.11% )	(10.19% )	89.55%	(49.92% )	(29.04% )

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000 omitted)	$87,136		$88,111	$64,266	$57,447	$59,510	$120,268
Ratio of expenses to average net assets, net of fee waivers and fees paid indirectly, if any (c)	1.40%	(d)	1.55%	1.73%	1.80%	1.40%	1.23%
Ratio of expenses to average net assets, excluding fee waivers and fees paid indirectly, if any (c)	1.40%	(d)	1.55%	1.74%	2.01%	1.54%	1.35%
Ratio of net investment income to average net assets	3.71%	(d)	0.98%	0.77%	0.79%	1.08%	0.86%
Portfolio turnover rate	20.33%	(b)	38.08%	25.28%	10.81%	13.24%	10.38%

*	Effective December 23, 2008, a reverse stock split of 1:4 occurred. All per share amounts have been restated according to the terms of the split.
#	Based on average shares outstanding.
+	Amount rounds to less than $0.01
(a)
Total investment return at market value is based on the changes in market price of a share during the period and assumes reinvestment of dividends and distributions, if any, at actual prices pursuant to the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions.

(b)	Not annualized.
(c)	Expenses do not include expenses of investments companies in which the Fund invests.
(d)	Annualized.

See accompanying notes to financial statements.

Cornerstone Strategic Value Fund, Inc. Notes to Financial Statements (unaudited)

NOTE A. ORGANIZATION

Cornerstone Strategic Value Fund, Inc. (the “Fund”) was incorporated in Maryland on May 1, 1987 and commenced investment operations on June 30, 1987. Its investment objective is to seek long-term capital appreciation through investment primarily in equity securities of U.S. and non-U.S. companies. The Fund is registered under the Investment Company Act of 1940, as amended, as a closed-end, diversified management investment company.

NOTE B. SIGNIFICANT ACCOUNTING POLICIES

Management Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make certain estimates and assumptions that may affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Subsequent Events: The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date its financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to such financial statements.

Portfolio Valuation: Investments are stated at value in the accompanying financial statements. Readily marketable portfolio securities listed on the NYSE are valued, except as indicated below, at the last sale price reflected on the consolidated tape at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day or if market prices may be unreliable because of events occurring after the close of trading, then the security is valued by such method as the Board of Directors shall determine in good faith to reflect its fair market value. Readily marketable securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a like manner. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the consolidated tape at the close of the exchange representing the principal market for such securities. Securities trading on the Nasdaq Stock Market, Inc. (“NASDAQ”) are valued at the closing price.

Readily marketable securities traded in the over-the counter market, including listed securities whose primary market is believed by Cornerstone Advisors, Inc. (the “Investment Manager” or “Cornerstone”) to be over-the-counter, are valued at the mean of the current bid and asked prices as reported by the NASDAQ or, in the case of securities not reported by the NASDAQ or a comparable source, as the Board of Directors deem appropriate to reflect their fair market value. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes reflect most closely the value of such securities. At June 30, 2012, the Fund held no securities valued in good faith by the Board of Directors.

The net asset value per share of the Fund is calculated weekly and on the last business day of the month with the exception of those days on which the NYSE MKT is closed.

The Fund is exposed to financial market risks, including the valuations of its investment portfolio. During the six months ended June 30, 2012, the Fund did not invest in derivative instruments or engage in hedging activities.

Investment Transactions and Investment Income: Investment transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on an accrual basis; dividend income is recorded on the ex-dividend date.

Cornerstone Strategic Value Fund, Inc. Notes to Financial Statements (unaudited) (continued)

Risks Associated with Investments in Other Closed-end Funds: Closed-end investment companies are subject to the risks of investing in the underlying securities. The Fund, as a holder of the securities of the closed-end investment company, will bear its pro rata portion of the closed-end investment company’s expenses, including advisory fees. These expenses are in addition to the direct expenses of the Fund’s own operations.

Taxes: No provision is made for U.S. federal income or excise taxes as it is the Fund’s intention to continue to qualify as a regulated investment company and to make the requisite distributions to its stockholders which will be sufficient to relieve it from all or substantially all U.S. federal income and excise taxes.

The Accounting for Uncertainty in Income Taxes Topic of the FASB Accounting Standards Codification defines the threshold for recognizing the benefits of tax-return positions in the financial statements as “more-likely-than-not” to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of June 30, 2012, the Fund does not have any interest or penalties associated with the under-payment of any income taxes. Management reviewed any uncertain tax positions for open tax years 2009 through 2011, and for the six months ended June 30, 2012. There was no material impact to the financial statements.

Distributions to Stockholders: Effective June 25, 2002, the Fund initiated a fixed, monthly distribution to stockholders. On November 29, 2006, this distribution policy was updated to provide for the annual resetting of the monthly distribution amount per share based on the Fund’s net asset value on the last business day in each October. The terms of the distribution policy will be reviewed and approved at least annually by the Fund’s Board of Directors and can be modified at their discretion. To the extent that these distributions exceed the current earnings of the Fund, the balance will be generated from sales of portfolio securities held by the Fund, which will either be short-term or long-term capital gains or a tax-free return-of-capital. To the extent these distributions are not represented by net investment income and capital gains, they will not represent yield or investment return on the Fund’s investment portfolio. The Fund plans to maintain this distribution policy even if regulatory requirements would make part of a return-of-capital, necessary to maintain the distribution, taxable to stockholders and to disclose that portion of the distribution that is classified as ordinary income. Although it has no current intention to do so, the Board may terminate this distribution policy at any time and such termination may have an adverse effect on the market price for the Fund’s common shares. The Fund determines annually whether to distribute any net realized long-term capital gains in excess of net realized short-term capital losses, including capital loss carryovers, if any. To the extent that the Fund’s taxable income in any calendar year exceeds the aggregate amount distributed pursuant to this distribution policy, an additional distribution may be made to avoid the payment of a 4% U.S. federal excise tax, and to the extent that the aggregate amount distributed in any calendar year exceeds the Fund’s taxable income, the amount of that excess may constitute a return-of-capital for tax purposes. A return-of-capital distribution reduces the cost basis of an investor’s shares in the Fund. Dividends and distributions to stockholders are recorded by the Fund on the ex-dividend date.

Managed Distribution Risk: Under the managed distribution policy, the Fund makes monthly distributions to stockholders at a rate that may include periodic distributions of its net income and net capital gains, (“Net Earnings”), or from return-of-capital. If, for any fiscal year where total cash distributions exceeded Net Earnings (the “Excess”), the Excess would decrease the Fund’s total assets and, as a result, would have the likely effect of

Cornerstone Strategic Value Fund, Inc. Notes to Financial Statements (unaudited) (continued)

increasing the Fund’s expense ratio. There is a risk that the total Net Earnings from the Fund’s portfolio would not be great enough to offset the amount of cash distributions paid to Fund stockholders. If this were to be the case, the Fund’s assets would be depleted, and there is no guarantee that the Fund would be able to replace the assets. In addition, in order to make such distributions, the Fund may have to sell a portion of its investment portfolio at a time when independent investment judgment might not dictate such action. Furthermore, such assets used to make distributions will not be available for investment pursuant to the Fund’s investment objective.

NOTE C. FAIR VALUE

As required by the Fair Value Measurement and Disclosures Topic of the FASB Accounting Standards Codification, the Fund has performed an analysis of all assets and liabilities measured at fair value to determine the significance and character of all inputs to their fair value determination.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories.

•	Level 1 – quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

•
Level 2 – quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•
Level 3 – model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following is a summary of the inputs used as of June 30, 2012 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices
Equity Securities	$86,652,708	$—
Short-Term Investments	334,915	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$86,987,623	$—

*	Other financial instruments include futures, forwards and swap contracts.

The breakdown of the Fund’s investments into major categories is disclosed in its Summary Schedule of Investments.

During the six months ended June 30, 2012 the Fund did not have any transfers in and out of any Level.

The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at June 30, 2012.

It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period.

In December 2011, FASB Issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning

Cornerstone Strategic Value Fund, Inc. Notes to Financial Statements (unaudited) (continued)

on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. The Investment Manager is currently evaluating the impact ASU 2011-11 will have on the financial statement disclosures.

NOTE D. AGREEMENTS

Certain officers of the Fund are also officers of Cornerstone or Ultimus Fund Solutions, LLC (“Ultimus”). Such officers are paid no fees by the Fund for serving as officers of the Fund.

Investment Management Agreement

Cornerstone serves as the Fund’s Investment Manager with respect to all investments. As compensation for its investment management services, Cornerstone receives from the Fund an annual fee, calculated weekly and paid monthly, equal to 1.00% of the Fund’s average weekly net assets. For the six months ended June 30, 2012, Cornerstone earned $445,319 for investment management services.

Administration Agreement

Under the terms of the Administration Agreement, Ultimus supplies executive, administrative and regulatory services for the Fund. Ultimus supervises the preparation of reports to stockholders for the Fund, reports to and filings with the Securities and Exchange Commission and materials for meetings of the Board of Directors. For these services, the Fund pays Ultimus a monthly fee at an annual rate of 0.100% of its average daily net assets up to $250 million and 0.075% of such assets in excess of $250 million, subject to an annual minimum fee of $50,000.

Fund Accounting Agreement

Under the terms of the Fund Accounting Agreement, Ultimus calculates the net asset value per share and maintains the financial books and records of the Fund. For the performance of these services, the Fund pays Ultimus a base fee of $2,500 per month plus an asset based fee of 0.010% of the first $500 million of average daily net assets and 0.005% of such assets in excess of $500 million. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies and costs of pricing the Fund’s portfolio securities.

NOTE E. INVESTMENT IN SECURITIES

For the six months ended June 30, 2012, purchases and sales of securities, other than short-term investments, were $22,041,294 and $17,674,454, respectively.

NOTE F. SHARES OF COMMON STOCK

The Fund has 100,000,000 shares of common stock authorized and 14,548,728 shares outstanding at June 30, 2012. Transactions in common stock for the six months ended June 30, 2012 were as follows:

Shares at beginning of period	14,370,683
Shares newly issued in reinvestment of dividends and distributions	178,045
Shares at end of period	14,548,728

NOTE G. FEDERAL INCOME TAXES

Income and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of losses deferred due to wash sales.

The tax character of dividends and distributions paid to stockholders during the year ended December 31, 2011 for the Fund was ordinary income $1,082,449 and return of capital $12,048,205.

Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. Under current tax law, certain capital losses realized after October

Cornerstone Strategic Value Fund, Inc. Notes to Financial Statements (unaudited) (concluded)

31 within a taxable year may be deferred and treated as occurring on the first day of the following tax year (“Post-October losses”). The Fund incurred no such loss during the year-ended December 31, 2011.

At December 31, 2011, the Fund had a capital loss carryforward for U.S. federal income tax purposes of $3,719,685 of which $3,284,976 expires in 2016, and $434,709 expires in 2017.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Under the law in effect prior to the Act, pre-enactment net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At June 30, 2012, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $75,249,189, $13,586,082, $(1,847,648) and $11,738,434, respectively.

Results of Annual Meeting of Stockholders (unaudited)

On April 16, 2012, the Annual Meeting of Stockholders of the Fund was held and the following matter were voted upon based on 14,391,071 shares of common stock outstanding on the record date of February 17, 2012:

(1)	To approve the election of one director to hold office until the year 2015 Annual Meeting of Stockholders.

Name of Directors	For	Withhold
Scott B. Rogers	10,980,551	472,903

Investment Management Agreement Approval Disclosure (unaudited)

The Board of Directors, including the Independent Directors (the “Board”), of Cornerstone Strategic Value Fund, Inc. (the “Fund”) considers the approval of the continuation of the Investment Management Agreement (the “Agreement”) between Cornerstone Advisors, Inc. (the “Investment Manager”) and the Fund on an annual basis. The most recent approval of the continuation of the Agreement occurred at an in person meeting of the Board held on February 10, 2012.

The Board requested and received extensive materials and information from the Investment Manager to assist them in considering the approval of the continuance of the Agreement. Based on their review of the materials and information and discussions with management of the Investment Manager, the Board determined that the approval of the continuation of the Agreement was consistent with the best interests of the Fund and its stockholders, and would enable the Fund to continue to receive high quality services at a cost that is appropriate, reasonable, and in the best interests of the Fund and its stockholders. The Board made these determinations on the basis of the following factors, among others: (1) the nature and quality of the services provided by the Investment Manager; (2) the cost to the Investment Manager for providing such services, with special attention to the Investment Manager’s profitability (and whether the Investment Manager realizes any economies of scale); (3) the direct and indirect benefits received by the Investment Manager from its relationship with the Fund and the other investment companies advised by the Investment Manager; and (4) comparative information as to the management fees, expense ratios and performance of other similarly situated closed-end investment companies.

The materials provided by the Investment Manager described the services provided by the Investment Manager to the Fund and included an overview of the Investment Manager’s investment philosophy, management style and plan, including regarding the Investment Manager’s extensive knowledge and experience in the closed-end fund industry. The Board also discussed the knowledge of the Investment Manager with respect to managing the Fund’s monthly distribution policy and the extent to which such policy contributes to the market’s positive valuation of the Fund.

The Board also reviewed and discussed a comparison of the Fund’s performance with comparable closed-end funds and a comparison of the Fund’s expense ratios and management fees with those of comparable funds. Additionally, the Investment Manager presented an analysis of its profitability based on its contractual relationship with the Fund and the other investment companies advised by the Investment Manager.

The Board carefully evaluated this information, taking into consideration many factors including the overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies, and performance of the Investment Manager. The Board was advised by independent legal counsel with respect to its deliberations and its duties when considering the Agreement’s continuance. Based on its review of the information requested and provided, the Board determined that the management fees payable to the Investment Manager under the Agreement are fair and reasonable in light of the services to be provided, the performance of the Fund, the profitability of the Investment Manager’s relationship with the Fund, the comparability of the proposed fee to fees paid by closed-end funds in the Fund’s peer group, and the level of quality of investment management personnel. The Board determined that the Agreement is consistent with the best interests of the Fund and its stockholders, and enables the Fund to receive high quality services at a cost that is appropriate, reasonable, and in the best interests of the Fund and its stockholders. Accordingly, in light of the above considerations and such other factors and information it considered relevant, the Board by a unanimous vote (including a separate vote of all the Independent Directors present in person at the meeting) approved the continuance of the Agreement with respect to the Fund.

Description of Dividend Reinvestment Plan (unaudited)

Cornerstone Strategic Value Fund, Inc. (the “Fund”) operates a Dividend Reinvestment Plan (the “Plan”), sponsored and administered by American Stock Transfer & Trust Company, LLC (the “Agent”), pursuant to which the Fund’s income dividends or capital gains or other distributions (each, a “Distribution” and collectively, “Distributions”), net of any applicable U.S. withholding tax, are reinvested in shares of the Fund.

Stockholders automatically participate in the Fund’s Plan, unless and until an election is made to withdraw from the Plan on behalf of such participating stockholder. Stockholders who do not wish to have Distributions automatically reinvested should so notify the Agent at P.O. Box 922, Wall Street Station, New York, New York 10269-0560. Under the Plan, the Fund’s Distributions to stockholders are reinvested in full and fractional shares as described below.

When the Fund declares a Distribution the Agent, on the stockholder’s behalf, will (i) receive additional authorized shares from the Fund either newly issued or repurchased from stockholders by the Fund and held as treasury stock (“Newly Issued Shares”) or (ii) purchase outstanding shares on the open market, on the NYSE MKT or elsewhere, with cash allocated to it by the Fund (“Open Market Purchases”).

The method for determining the number of Newly Issued Shares received when Distributions are reinvested will be determined by dividing the amount of the Distribution either by the Fund’s last reported net asset value per share or by a price equal to the average closing price of the Fund over the five trading days preceding the payment date of the Distribution, whichever is lower. However, if the last reported net asset value of the Fund’s shares is higher than its market price (i.e., the Fund is selling at a discount), shares may be acquired by the Agent in Open Market Purchases and allocated to the reinvesting stockholders based on the average cost of such Open Market Purchases.

Whenever the Fund declares a Distribution and the last reported net asset value of the Fund’s shares is higher than its market price, the Agent will apply the amount of such Distribution payable to Plan participants of the Fund in Fund shares (less such Plan participant’s pro rata share of brokerage commissions incurred with respect to Open Market Purchases in connection with the reinvestment of such Distribution) to the purchase on the open market of Fund shares for such Plan participant’s account. Such purchases will be made on or after the payable date for such Distribution, and in no event more than 30 days after such date except where temporary curtailment or suspension of purchase is necessary to comply with applicable provisions of federal securities laws. The Agent may aggregate a Plan participant’s purchases with the purchases of other Plan participants, and the average price (including brokerage commissions) of all shares purchased by the Agent shall be the price per share allocable to each Plan participant.

Registered stockholders who do not wish to have their Distributions automatically reinvested should so notify the Fund in writing. If a stockholder has not elected to receive cash Distributions and the Agent does not receive notice of an election to receive cash Distributions prior to the record date of any Distribution, the stockholder will automatically receive such Distributions in additional shares.

Participants in the Plan may withdraw from the Plan by providing written notice to the Agent at least 30 days prior to the applicable Distribution payment date. When a Participant withdraws from the Plan, or upon suspension or termination of the Plan at the sole discretion of the Fund’s Board of Directors, certificates for whole shares credited to his or her account under the Plan will, upon request, be issued. Whether or not a participant requests that certificates for whole shares be issued, a cash payment will be made for any fraction of a share credited to such account.

The Agent will maintain all stockholder accounts in the Plan and furnish written confirmations of all transactions in the accounts, including information needed by stockholders for personal and tax records The Agent will hold shares in the account of the Plan participant in non-certificated form in the name of

Description of Dividend Reinvestment Plan (unaudited) (concluded)

the participant, and each stockholder’s proxy will include those shares purchased pursuant to the Plan. Each participant, nevertheless, has the right to receive certificates for whole shares owned. The Agent will distribute all proxy solicitation materials to participating stockholders.

In the case of stockholders, such as banks, brokers or nominees, that hold shares for others who are beneficial owners participating in the Plan, the Agent will administer the Plan on the basis of the number of shares certified from time to time by the record stockholder as representing the total amount of shares registered in the stockholder’s name and held for the account of beneficial owners participating in the Plan.

Neither the Agent nor the Fund shall have any responsibility or liability beyond the exercise of ordinary care for any action taken or omitted pursuant to the Plan, nor shall they have any duties, responsibilities or liabilities except such as expressly set forth herein. Neither shall they be liable hereunder for any act done in good faith or for any good faith omissions to act, including, without limitation, failure to terminate a participants account prior to receipt of written notice of his or her death or with respect to prices at which shares are purchased or sold for the participants account and the terms on which such purchases and sales are made, subject to applicable provisions of the federal securities laws.

The automatic reinvestment of Distributions will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such Distributions. The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan.

All correspondence concerning the Plan should be directed to the Agent at P.O. Box 922, Wall Street Station, New York, New York 10269-0560. Certain transactions can be performed online at www.amstock.com or by calling the toll free number (888) 556-0422.

Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how Cornerstone Strategic Value Fund, Inc. (the “Fund”) voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available by calling (513) 326-3597 or on the website of the Securities and Exchange Commission, http://www.sec.gov.

This report incorporates a Summary Schedule of Investments for the Fund. A complete Schedule of Investments for the Fund may be obtained free of charge by contacting the Fund at (513) 326-3597. The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund’s Forms N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling (202) 551-8090.

Privacy Policy (unaudited)

FACTS	WHAT DOES CORNERSTONE STRATEGIC VALUE FUND, INC. (THE “FUND”) DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we, and our service providers, on our behalf, collect and share depend on the product or service you have with us. This information can include:

•   Social Security number
•   account balances
•   account transactions
•   transaction history
•   wire transfer instructions
•   checking account information

When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers ‘ personal information; the reasons the Fund, and our service providers, on our behalf, choose to share; and whether you can limit this sharing.

Privacy Policy (unaudited) (continued)

Reasons we can share your personal information	Does the Cornerstone Fund share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call (513) 326 -3597.

What we do
Who is providing this notice?	Cornerstone Strategic Value Fund, Inc. (the “Fund”)
How does the Fund and the Fund’s service providers, on the Fund’s behalf protect my personal information?
To protect your personal information from unauthorized access and use, we and our service providers use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does the Fund and the Fund’s service providers, on the Fund’s behalf collect my personal information?
We collect your personal information, for example, when you:

•  open an account
•  provide account information
•  give us your contact information
•  make a wire transfer

We also collect your information from others, such as credit bureaus, affiliates, or other companies.

Privacy Policy (unaudited) (concluded)

Why can’t I limit all sharing?
Federal law gives you the right to limit only

•  sharing for affiliates’ everyday business purposes – information about your creditworthiness
•  affiliates from using your information to market to you
•  sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Cornerstone Advisors, Inc.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • The Fund does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • The Fund does not jointly market.

Summary of General Information (unaudited)

Cornerstone Strategic Value Fund, Inc. is a closed-end, diversified investment company whose shares trade on the NYSE MKT. Its investment objective is to seek long-term capital appreciation through investment primarily in equity securities of U.S. and non-U.S. companies. The Fund is managed by Cornerstone Advisors, Inc.

Stockholder Information (unaudited)

The Fund is listed on the NYSE MKT (symbol “CLM”). The previous week’s net asset value per share, market price, and related premium or discount are available on The Wall Street Journal website at http://online.wsj.com/mdc/public/page/2_3040-CEF33.html under the designation “Cornerstone Strat Value (CLM)” and on the Barron’s website at http://online.barrons.com/mdc/public/page/2_3040-CEF33.html under the same designation. Such information is available weekly and may be obtained by contacting the Fund at the general inquiry phone number.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of1940, as amended, that Cornerstone Strategic Value Fund, Inc. may from time to time purchase shares of its common stock in the open market.

This report, including the financial statements herein, is sent to the stockholders of the Fund for their information. The financial information included herein is taken from the records of the Fund without examination by the independent registered public accountants who do not express an opinion thereon. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in the report.

This page intentionally left blank.

Cornerstone Strategic Value Fund, Inc.

ITEM 2.	CODE OF ETHICS.

Not required

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not required

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - JUNE 30, 2012 (unaudited)

Description	No. of Shares	Value
EQUITY SECURITIES - 99.45%
CLOSED-END FUNDS - 47.27%
CONVERTIBLE SECURITIES - 0.96%
Advent Claymore Global Convertible Securities and Income Fund II	114,032	$730,945
AGIC Equity & Convertible Income Fund	6,400	105,728
		836,673
CORE - 0.99%
Adams Express Company (The)	11,100	117,105
Advent/Claymore Enhanced Growth & Income Fund	3,916	36,615
General American Investors Company, Inc.	9,800	267,540
Liberty All-Star Growth Fund, Inc.	26,884	107,267
Zweig Fund, Inc. (The)	27,567	330,531
		859,058
CORPORATE DEBT FUNDS INVESTMENT GRADE-RATED - 3.27%
Federated Enhanced Treasury Income Fund	47,044	679,315
Western Asset Inflation Management Fund Inc.	849	15,418
Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	99,868	1,303,277
Western Asset/Claymore Inflation-Linked Securities & Income Fund	65,367	849,771
		2,847,781
DEVELOPED MARKET - 0.78%
Japan Smaller Capitalization Fund, Inc.	88,375	653,091
New Germany Fund, Inc. (The)	2,100	28,350
		681,441
EMERGING MARKETS - 0.69%
India Fund, Inc. (The)	3,000	61,140
Morgan Stanley India Investment Fund, Inc. *	34,687	537,995
		599,135
FLEXIBLE INCOME - 0.64%
Putnam Premier Income Trust	103,693	554,758

GLOBAL - 5.60%
AGIC Global Equity & Convertible Income Fund	25,361	322,846
Alpine Total Dynamic Dividend Fund	143,228	597,261
Clough Global Allocation Fund	32,004	415,732
Clough Global Equity Fund	40,199	486,006
Clough Global Opportunities Fund	189,110	2,032,933
Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund	27,243	490,919

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - JUNE 30, 2012 (unaudited) (continued)

Description	No. of Shares	Value
GLOBAL - (continued)
First Trust Active Dividend Income Fund	38,918	$303,560
Lazard World Dividend & Income Fund, Inc.	20,434	229,269
		4,878,526
GLOBAL INCOME - 1.36%
Global Income & Currency Fund Inc.	9,115	119,589
Nuveen Multi-Currency Short-Term Government Income Fund	86,066	1,067,218
		1,186,807
INCOME & PREFERRED STOCK - 0.63%
Zweig Total Return Fund, Inc.	44,738	549,827

LOAN PARTICIPATION - 0.47%
BlackRock Diversified Income Strategies Fund, Inc.	28,726	294,154
Invesco Van Kampen Dynamic Credit Opportunities Fund	10,000	117,300
		411,454
OPTION ARBITRAGE/OPTIONS STRATEGIES - 28.73%
BlackRock Enhanced Capital & Income Fund, Inc.	69,048	883,814
BlackRock Enhanced Equity Dividend Trust	215,219	1,558,186
BlackRock Global Opportunities Equity Trust	154,382	2,045,562
BlackRock International Growth and Income Trust	163,013	1,160,653
Dow 30 Enhanced Premium & Income Fund Inc.	900	9,747
Dow 30 Premium & Dividend Income Fund, Inc.	22,800	307,116
Eaton Vance Enhanced Equity Income Fund	108,700	1,152,220
Eaton Vance Enhanced Equity Income Fund II	152,300	1,617,426
Eaton Vance Risk-Managed Diversified Equity Income Fund	280,148	2,871,517
Eaton Vance Tax-Managed Buy-Write Income Fund	74,563	1,002,127
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	95,600	1,188,308
Eaton Vance Tax-Managed Diversified Equity Income Fund	371,208	3,366,857
Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund	263,175	2,758,074

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - JUNE 30, 2012 (unaudited) (continued)

Description	No. of Shares	Value
OPTION ARBITRAGE/OPTIONS STRATEGIES - (continued)
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	455,011	$3,776,591
First Trust Enhanced Equity Income Fund	16,800	197,736
Madison Strategic Sector Premium Fund	11,112	122,454
Nuveen Equity Premium Advantage Fund	24,237	291,329
Nuveen Equity Premium and Growth Fund	17,538	224,311
Nuveen Equity Premium Income Fund	17,200	208,120
Nuveen Equity Premium Opportunity Fund	24,800	295,120
		25,037,268
PACIFIC EX JAPAN - 1.00%
Morgan Stanley China A Share Fund, Inc.	45,347	874,744

REAL ESTATE - 0.34%
CBRE Clarion Global Real Estate Income Fund	28,800	228,096
LMP Real Estate Income Fund, Inc.	6,602	68,661
		296,757
SECTOR EQUITY - 1.47%
BlackRock EcoSolutions Investment Trust	51,079	408,632
Gabelli Healthcare & WellnessRx Trust (The)	9,221	77,364
ING Risk Managed Natural Resources Fund	65,307	726,214
Petroleum & Resources Corporation	3,043	72,910
		1,285,120
VALUE - 0.34%
Gabelli Dividend & Income Trust	18,400	285,384
Royce Focus Trust, Inc.	1,556	9,756
		295,140

TOTAL CLOSED-END FUNDS		41,194,489

CONSUMER DISCRETIONARY - 5.49%
CBS Corporation - Class B	5,000	163,900
Comcast Corporation - Class A	20,655	660,340
DIRECTV - Class A *	7,000	341,740
Family Dollar Stores, Inc.	2,000	132,960
Home Depot, Inc. (The)	6,600	349,734
McDonald's Corporation	7,400	655,122
Starbucks Corporation	2,800	149,296
Target Corporation	8,800	512,072
Time Warner Cable, Inc.	1,966	161,409
Time Warner, Inc.	7,900	304,150
TJX Companies, Inc. (The)	14,000	601,020

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - JUNE 30, 2012 (unaudited) (continued)

Description	No. of Shares	Value
CONSUMER DISCRETIONARY - (continued)
Viacom Inc. - Class B	5,450	$256,259
Walt Disney Company (The)	10,200	494,700
		4,782,702
CONSUMER STAPLES - 5.73%
Altria Group, Inc.	20,800	718,640
Coca-Cola Company (The)	13,500	1,055,565
Costco Wholesale Corporation	2,500	237,500
CVS Caremark Corporation	10,430	487,394
Philip Morris International, Inc.	10,400	907,504
Wal-Mart Stores, Inc.	22,700	1,582,644
		4,989,247
ENERGY - 5.86%
Apache Corporation	3,000	263,670
Chevron Corporation	15,732	1,659,726
ConocoPhillips	4,974	277,947
Exxon Mobil Corporation	26,936	2,304,913
Halliburton Company	7,000	198,730
Marathon Oil Corporation	5,000	127,850
Phillips 66 *	7,487	248,868
WPX Energy, Inc. *	1,666	26,956
		5,108,660
FINANCIALS - 6.96%
AFLAC, Inc.	5,500	234,245
American Express Company	6,400	372,544
Aon plc	3,500	163,730
Bank of America Corporation	60,000	490,800
BB&T Corporation	5,000	154,250
Capital One Financial Corporation	4,500	245,970
Discover Financial Services	6,000	207,480
Fifth Third Bancorp	9,000	120,600
Franklin Resources, Inc.	1,500	166,485
JPMorgan Chase & Co.	30,132	1,076,617
Marsh & McLennan Companies, Inc.	10,000	322,300
MetLife, Inc.	7,000	215,950
Morgan Stanley	12,000	175,080
Prudential Financial, Inc.	2,000	96,860
U.S. Bancorp	16,401	527,456
Wells Fargo & Company	44,800	1,498,112
		6,068,479
HEALTH CARE - 6.87%
Abbott Laboratories	13,200	851,004
Aetna, Inc.	2,500	96,925
Amgen Inc.	7,800	569,712

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - JUNE 30, 2012 (unaudited) (continued)

Description	No. of Shares	Value
HEALTH CARE - (continued)
Becton, Dickinson and Company	3,900	$291,525
Biogen Idec, Inc. *	4,000	577,520
Bristol-Myers Squibb Company	19,000	683,050
Cardinal Health, Inc.	7,950	333,900
Covidien plc	4,099	219,297
Express Scripts Holding Company *	3,240	180,889
Gilead Sciences, Inc. *	5,500	282,040
McKesson Corporation	1,800	168,750
Merck & Company, Inc.	22,267	929,647
Thermo Fisher Scientific Inc.	3,000	155,730
UnitedHealth Group, Inc.	11,000	643,500
		5,983,489
INDUSTRIALS - 5.47%
Caterpillar Inc.	5,300	450,023
CSX Corporation	10,500	234,780
Cummins Inc.	2,000	193,820
Deere & Company	6,500	525,655
FedEx Corporation	3,000	274,830
General Dynamics Corporation	3,200	211,072
General Electric Company	35,000	729,400
Honeywell International Inc.	5,000	279,200
Illinois Tool Works, Inc.	2,500	132,225
Lockheed Martin Corporation	3,000	261,240
Norfolk Southern Corporation	3,000	215,310
Northrop Grumman Corporation	3,000	191,370
Raytheon Company	3,500	198,065
Union Pacific Corporation	4,000	477,240
United Parcel Service, Inc. - Class B	2,100	165,396
United Technologies Corporation	3,000	226,590
		4,766,216
INFORMATION TECHNOLOGY - 10.14%
Apple Inc. *	7,900	4,613,600
International Business Machines Corporation	8,100	1,584,198
Microsoft Corporation	55,800	1,706,922
Oracle Corporation	31,272	928,778
		8,833,498
MATERIALS - 1.66%
Air Products & Chemicals, Inc.	2,000	161,460
Dow Chemical Company (The)	5,000	157,500
E.I. du Pont de Nemours and Company	9,500	480,415
International Paper Company	2,000	57,820
Newmont Mining Corporation	2,000	97,020

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - JUNE 30, 2012 (unaudited) (continued)

Description	No. of Shares	Value
MATERIALS - (continued)
Praxair, Inc.	4,500	$489,285
		1,443,500
REAL ESTATE INVESTMENT TRUST - 0.00%
Simon Property Group, Inc.	14	2,179

TELECOMMUNICATION SERVICES - 2.05%
AT&T, Inc.	30,039	1,071,191
Verizon Communications, Inc.	16,000	711,040
		1,782,231
UTILITIES - 1.95%
American Electric Power Company, Inc.	2,000	79,800
Duke Energy Corporation	15,800	364,348
Exelon Corporation	3,000	112,860
FirstEnergy Corporation	3,000	147,570
NextEra Energy, Inc.	4,000	275,240
Progress Energy, Inc.	3,000	180,510
Public Service Enterprises Group, Inc.	4,500	146,250
Southern Company (The)	6,000	277,800
Xcel Energy, Inc.	4,000	113,640
		1,698,018

TOTAL EQUITY SECURITIES (cost - $74,914,114)		86,652,708

SHORT-TERM INVESTMENTS - 0.38%
MONEY MARKET FUNDS - 0.38%
Fidelity Institutional Money Market Government Portfolio - Class I (cost - $334,915)	334,915	334,915

TOTAL INVESTMENTS - 99.83% (cost - $75,249,029)		86,987,623

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.17%		148,342

NET ASSETS - 100.00%		$87,135,965

* Non-income producing security.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not required

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)	Not required

(b)	There has not been a change in any of the Portfolio Managers identified in response to this Item in the registrant's most recent annual report on Form N-CSR.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

None

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors that have been implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Cornerstone Strategic Value Fund, Inc.

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, Chairman and President
(Principal Executive Officer)

Date	September 4, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, Chairman and President
(Principal Executive Officer)

Date	September 4, 2012

By (Signature and Title)*		/s/ Theresa M. Bridge
Theresa M. Bridge, Treasurer
(Principal Financial Officer)

Date	September 4, 2012

* Print the name and title of each signing officer under his or her signature.